UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Contrafund® Portfolio

March 31, 2009

1.799865.105

VIPCON-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.2%
Gentex Corp.	1,264,900	$ 12,598,404
Johnson Controls, Inc.	1,425,400	17,104,800
		29,703,204
Automobiles - 0.1%
Renault SA	101,800	2,093,660
Toyota Motor Corp. sponsored ADR	155,400	9,836,820
		11,930,480
Distributors - 0.4%
Li & Fung Ltd.	20,612,000	48,402,144
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)(d)	94,200	4,733,550
Regis Corp.	388,067	5,607,568
Service Corp. International	655,200	2,286,648
		12,627,766
Hotels, Restaurants & Leisure - 1.0%
Burger King Holdings, Inc.	273,100	6,267,645
McDonald's Corp.	2,223,284	121,324,608
Wendy's/Arby's Group, Inc.	790,800	3,977,724
		131,569,977
Household Durables - 0.5%
Centex Corp.	183,794	1,378,455
D.R. Horton, Inc.	1,307,200	12,679,840
Fortune Brands, Inc.	164,600	4,040,930
Harman International Industries, Inc.	294,300	3,981,879
LG Electronics, Inc.	35,000	2,344,244
Mohawk Industries, Inc. (a)	633,131	18,911,623
Newell Rubbermaid, Inc.	648,600	4,138,068
Pulte Homes, Inc.	516,500	5,645,345
Whirlpool Corp.	179,915	5,323,685
		58,444,069
Internet & Catalog Retail - 0.1%
Expedia, Inc. (a)	665,538	6,043,085
Priceline.com, Inc. (a)(d)	81,700	6,436,326
		12,479,411
Leisure Equipment & Products - 0.0%
Hasbro, Inc.	204,600	5,129,322
Media - 2.3%
Central European Media Enterprises Ltd. Class A (a)(d)	857,700	9,829,242
Comcast Corp.:
Class A	5,174,000	70,573,360
Class A (special) (non-vtg.)	185,000	2,380,950
Discovery Communications, Inc. (a)	439,000	7,032,780
Liberty Global, Inc. Class A (a)	931,400	13,561,184
Omnicom Group, Inc.	1,103,000	25,810,200
The DIRECTV Group, Inc. (a)	1,872,200	42,667,438
The Walt Disney Co.	1,272,243	23,103,933

	Shares	Value
The Weinstein Co. II Holdings, LLC Class A-1 (a)(i)	11,499	$ 8,624,250
Time Warner Cable, Inc. (d)	603,243	14,960,426
Time Warner, Inc.	2,403,266	46,383,034
Viacom, Inc. Class B (non-vtg.) (a)	1,405,800	24,432,804
		289,359,601
Multiline Retail - 0.5%
Kohl's Corp. (a)	167,732	7,098,418
Target Corp.	1,501,500	51,636,585
		58,735,003
Specialty Retail - 2.0%
Home Depot, Inc.	1,297,600	30,571,456
Lowe's Companies, Inc.	3,579,800	65,331,350
MarineMax, Inc. (a)	506,913	993,549
OfficeMax, Inc.	460,909	1,438,036
Ross Stores, Inc.	989,500	35,503,260
Sally Beauty Holdings, Inc. (a)	1,021,700	5,803,256
Sherwin-Williams Co.	223,300	11,604,901
Staples, Inc.	1,484,100	26,877,051
Tiffany & Co., Inc. (d)	228,600	4,928,616
TJX Companies, Inc.	2,172,052	55,691,413
Urban Outfitters, Inc. (a)	559,800	9,163,926
Zumiez, Inc. (a)	1,062,220	10,303,534
		258,210,348
Textiles, Apparel & Luxury Goods - 0.4%
Carter's, Inc. (a)	1,044,500	19,647,045
LVMH Moet Hennessy - Louis Vuitton	87,600	5,502,000
NIKE, Inc. Class B	470,800	22,075,812
Ports Design Ltd.	3,139,500	3,621,355
VF Corp.	107,200	6,122,192
		56,968,404
TOTAL CONSUMER DISCRETIONARY		973,559,729
CONSUMER STAPLES - 13.1%
Beverages - 4.4%
Anheuser-Busch InBev NV	1,737,761	47,879,611
Coca-Cola Enterprises, Inc.	2,459,900	32,446,081
Coca-Cola FEMSA SAB de CV sponsored ADR	234,300	7,980,258
Coca-Cola Icecek AS	882,000	4,164,131
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	73,100	3,490,525
Constellation Brands, Inc. Class A (sub. vtg.) (a)	3,683,503	43,833,686
Cott Corp. (a)	1,669,000	1,668,404
Diageo PLC sponsored ADR	451,000	20,182,250
Dr Pepper Snapple Group, Inc. (a)	625,245	10,572,893
Embotelladora Andina SA sponsored ADR	523,900	7,444,619
Fomento Economico Mexicano SAB de CV sponsored ADR	155,900	3,930,239
Molson Coors Brewing Co. Class B	1,462,400	50,131,072
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	2,982,162	$ 153,521,700
Pernod Ricard SA	242,800	13,535,881
The Coca-Cola Co.	3,472,618	152,621,561
		553,402,911
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	802,700	37,181,064
CVS Caremark Corp.	4,149,600	114,072,504
Kroger Co.	1,190,500	25,262,410
Safeway, Inc.	1,995,510	40,289,347
Wal-Mart Stores, Inc.	2,383,300	124,169,930
Walgreen Co.	1,807,700	46,927,892
		387,903,147
Food Products - 2.0%
Archer Daniels Midland Co.	1,177,600	32,713,728
Bunge Ltd.	69,400	3,931,510
Cadbury PLC sponsored ADR	134,400	4,072,320
General Mills, Inc.	324,300	16,176,084
Green Mountain Coffee Roasters, Inc. (a)(d)	785,190	37,689,120
Groupe Danone	85,895	4,182,226
Kraft Foods, Inc. Class A	794,900	17,718,321
Nestle SA (Reg.)	1,946,528	65,801,983
Perdigao SA (ON)	97,500	1,219,433
SLC Agricola SA	726,400	3,914,637
Tyson Foods, Inc. Class A	1,353,400	12,708,426
Unilever NV (NY Shares)	2,537,400	49,733,040
Viterra, Inc. (a)	539,500	3,758,031
		253,618,859
Household Products - 2.2%
Colgate-Palmolive Co.	500,623	29,526,745
Procter & Gamble Co.	5,211,111	245,391,217
		274,917,962
Personal Products - 0.3%
Avon Products, Inc.	2,035,577	39,144,146
Mead Johnson Nutrition Co. Class A	149,700	4,321,839
		43,465,985
Tobacco - 1.2%
Altria Group, Inc.	2,249,800	36,041,796
British American Tobacco PLC sponsored ADR	1,464,765	67,379,190
Philip Morris International, Inc.	1,167,004	41,522,002
Souza Cruz Industria Comerico	205,200	3,924,411
		148,867,399
TOTAL CONSUMER STAPLES		1,662,176,263

	Shares	Value
ENERGY - 11.9%
Energy Equipment & Services - 2.9%
Atwood Oceanics, Inc. (a)	798,937	$ 13,254,365
Global Industries Ltd. (a)	1,221,457	4,690,395
Helmerich & Payne, Inc.	473,200	10,774,764
Nabors Industries Ltd. (a)	2,701,125	26,984,239
National Oilwell Varco, Inc. (a)	3,244,654	93,154,016
Noble Corp.	2,688,475	64,765,363
Pride International, Inc. (a)	1,296,100	23,303,878
Schlumberger Ltd. (NY Shares)	189,414	7,693,997
Smith International, Inc.	873,650	18,766,002
Superior Energy Services, Inc. (a)	664,498	8,565,379
Weatherford International Ltd. (a)	8,101,700	89,685,819
		361,638,217
Oil, Gas & Consumable Fuels - 9.0%
Apache Corp.	752,300	48,214,907
Canadian Natural Resources Ltd.	2,564,194	99,499,963
Chesapeake Energy Corp.	927,900	15,829,974
Chevron Corp.	2,245,880	151,012,971
Comstock Resources, Inc. (a)	902,000	26,879,600
Concho Resources, Inc. (a)(e)	4,505,938	115,306,953
Continental Resources, Inc. (a)(d)	784,600	16,641,366
Denbury Resources, Inc. (a)	4,662,108	69,278,925
El Paso Corp.	7,854,000	49,087,500
Energy Resources of Australia Ltd.	519,904	7,728,092
EXCO Resources, Inc. (a)	3,861,250	38,612,500
Hess Corp.	1,017,700	55,159,340
Occidental Petroleum Corp.	660,000	36,729,000
OPTI Canada, Inc. (a)	3,559,700	2,795,909
Petro-Canada	144,400	3,880,224
Petrohawk Energy Corp. (a)	7,182,902	138,127,205
Plains Exploration & Production Co. (a)	1,557,000	26,827,110
Range Resources Corp.	326,600	13,442,856
Royal Dutch Shell PLC Class A sponsored ADR	460,600	20,404,580
SandRidge Energy, Inc. (a)	21,200	139,708
Southern Union Co.	175,100	2,665,022
Southwestern Energy Co. (a)	2,843,133	84,412,619
StatoilHydro ASA sponsored ADR	241,200	4,206,528
Suncor Energy, Inc.	2,565,000	57,264,548
Ultra Petroleum Corp. (a)	1,396,300	50,113,207
Uranium One, Inc. (a)	1,101,100	2,227,621
Williams Companies, Inc.	907,600	10,328,488
		1,146,816,716
TOTAL ENERGY		1,508,454,933
FINANCIALS - 10.3%
Capital Markets - 0.9%
BlackRock, Inc. Class A	136,732	17,780,629
GFI Group, Inc.	686,882	2,204,891
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	436,800	$ 46,309,536
Janus Capital Group, Inc.	730,700	4,859,155
Morgan Stanley	929,599	21,166,969
State Street Corp.	833,400	25,652,052
		117,973,232
Commercial Banks - 2.7%
Bangkok Bank Ltd. PCL (For. Reg.)	5,547,300	11,736,976
DnB Nor ASA	753,600	3,391,665
Itau Unibanco Banco Multiplo SA ADR	238,629	2,596,284
PNC Financial Services Group, Inc.	3,800,928	111,329,181
Standard Chartered PLC (United Kingdom)	808,200	10,047,980
TCF Financial Corp.	756,600	8,897,616
U.S. Bancorp, Delaware	4,919,200	71,869,512
Wells Fargo & Co.	8,616,361	122,696,981
		342,566,195
Consumer Finance - 0.4%
Capital One Financial Corp.	2,119,140	25,938,274
Discover Financial Services	2,749,593	17,349,932
Promise Co. Ltd. (d)	356,950	5,652,064
		48,940,270
Diversified Financial Services - 3.5%
Bank of America Corp.	12,609,600	85,997,472
CME Group, Inc.	118,900	29,295,771
JPMorgan Chase & Co.	12,233,598	325,169,026
		440,462,269
Insurance - 2.4%
ACE Ltd.	1,375,800	55,582,320
AFLAC, Inc.	386,400	7,480,704
Allstate Corp.	652,500	12,495,375
Fidelity National Financial, Inc. Class A	309,555	6,039,418
Hartford Financial Services Group, Inc.	606,000	4,757,100
Marsh & McLennan Companies, Inc.	1,260,900	25,533,225
MetLife, Inc.	2,763,461	62,924,007
PartnerRe Ltd.	130,363	8,091,631
Principal Financial Group, Inc.	467,600	3,824,968
Prudential Financial, Inc.	765,500	14,559,810
Reinsurance Group of America, Inc.	167,984	5,441,002
Sony Financial Holdings, Inc.	10,741	28,964,056
The Travelers Companies, Inc.	1,120,200	45,524,928
Torchmark Corp.	153,100	4,015,813
Unum Group	1,392,500	17,406,250
W.R. Berkley Corp.	100,100	2,257,255
XL Capital Ltd. Class A	1,112,700	6,075,342
		310,973,204
Real Estate Investment Trusts - 0.3%
Developers Diversified Realty Corp.	377,950	805,034
Potlatch Corp.	100,600	2,332,914
ProLogis Trust	2,192,800	14,253,200

	Shares	Value
Simon Property Group, Inc.	211,200	$ 7,315,968
SL Green Realty Corp.	222,200	2,399,760
Vornado Realty Trust	349,288	11,610,333
		38,717,209
Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd.	2,338,000	3,668,184
Forestar Group, Inc. (a)	480,599	3,676,582
Hang Lung Properties Ltd.	3,235,000	7,596,591
		14,941,357
TOTAL FINANCIALS		1,314,573,736
HEALTH CARE - 15.2%
Biotechnology - 2.4%
Acorda Therapeutics, Inc. (a)	452,000	8,954,120
Alexion Pharmaceuticals, Inc. (a)	27,700	1,043,182
Amgen, Inc. (a)	1,170,086	57,942,659
Biogen Idec, Inc. (a)	1,209,311	63,392,083
Celgene Corp. (a)	193,800	8,604,720
CSL Ltd.	270,902	6,120,123
Genzyme Corp. (a)	560,278	33,274,910
Gilead Sciences, Inc. (a)	2,083,302	96,498,549
Myriad Genetics, Inc. (a)	310,036	14,097,337
ONYX Pharmaceuticals, Inc. (a)	248,139	7,084,368
United Therapeutics Corp. (a)	165,781	10,956,466
		307,968,517
Health Care Equipment & Supplies - 2.2%
Baxter International, Inc.	1,563,300	80,072,226
Boston Scientific Corp. (a)	276,100	2,194,995
C.R. Bard, Inc.	434,720	34,655,878
Cooper Companies, Inc.	346,247	9,154,771
Covidien Ltd.	2,255,936	74,987,313
Edwards Lifesciences Corp. (a)	303,271	18,387,321
ev3, Inc. (a)	469,945	3,336,610
Mako Surgical Corp. (a)	698,516	5,371,588
Masimo Corp. (a)	396,288	11,484,426
Medtronic, Inc.	427,005	12,583,837
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,312,000	4,116,613
St. Jude Medical, Inc. (a)	669,896	24,337,322
		280,682,900
Health Care Providers & Services - 1.7%
CardioNet, Inc.	215,050	6,034,303
CIGNA Corp.	1,207,900	21,246,961
Express Scripts, Inc. (a)	916,175	42,299,800
Henry Schein, Inc. (a)	269,600	10,786,696
Medco Health Solutions, Inc. (a)	2,018,014	83,424,699
UnitedHealth Group, Inc.	1,287,511	26,947,605
WellPoint, Inc. (a)	616,499	23,408,467
		214,148,531
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.3%
HLTH Corp. (a)	3,137,060	$ 32,468,571
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	714,300	26,600,532
Life Technologies Corp. (a)	211,000	6,853,280
Millipore Corp. (a)	152,600	8,760,766
QIAGEN NV (a)	1,383,201	22,075,888
Waters Corp. (a)	271,488	10,031,482
		74,321,948
Pharmaceuticals - 8.0%
Abbott Laboratories	3,168,042	151,115,603
Allergan, Inc.	2,014,868	96,230,096
Bristol-Myers Squibb Co.	2,399,291	52,592,459
Elan Corp. PLC sponsored ADR (a)	1,231,000	8,173,840
Johnson & Johnson	2,751,873	144,748,520
Merck & Co., Inc.	4,000,968	107,025,894
Novo Nordisk AS Series B	410,700	19,666,664
Perrigo Co.	176,122	4,373,109
Pfizer, Inc.	10,532,400	143,451,288
Pronova BioPharma ASA (a)	2,000,000	5,326,351
Roche Holding AG (participation certificate)	134,769	18,493,295
Schering-Plough Corp.	3,896,388	91,759,937
Teva Pharmaceutical Industries Ltd. sponsored ADR	197,100	8,879,355
Valeant Pharmaceuticals International (a)(d)	467,993	8,325,595
Wyeth	3,830,000	164,843,200
		1,025,005,206
TOTAL HEALTH CARE		1,934,595,673
INDUSTRIALS - 9.6%
Aerospace & Defense - 1.7%
General Dynamics Corp.	304,542	12,665,902
Honeywell International, Inc.	1,799,442	50,132,454
Lockheed Martin Corp.	839,261	57,934,187
Raytheon Co.	1,071,512	41,724,677
The Boeing Co.	550,902	19,601,093
United Technologies Corp.	909,680	39,098,046
		221,156,359
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	1,608,301	73,354,609
FedEx Corp.	527,400	23,464,026
United Parcel Service, Inc. Class B	1,731,656	85,232,108
		182,050,743
Airlines - 0.0%
AMR Corp. (a)	768,200	2,450,558
Building Products - 0.1%
Masco Corp.	1,848,912	12,905,406

	Shares	Value
Commercial Services & Supplies - 0.4%
Stericycle, Inc. (a)	1,014,427	$ 48,418,601
Construction & Engineering - 0.4%
MYR Group, Inc. (a)	267,800	4,083,950
Quanta Services, Inc. (a)	2,286,299	49,041,114
		53,125,064
Electrical Equipment - 0.8%
Alstom SA	542,700	28,099,882
Cooper Industries Ltd. Class A	520,400	13,457,544
Energy Conversion Devices, Inc. (a)(d)	464,448	6,163,225
First Solar, Inc. (a)	35,400	4,697,580
Q-Cells SE (a)(d)	673,800	13,137,242
Regal-Beloit Corp.	197,700	6,057,528
Renewable Energy Corp. AS (a)(d)	1,488,300	12,909,391
Sunpower Corp. Class B (a)	784,215	15,527,457
		100,049,849
Industrial Conglomerates - 1.7%
General Electric Co.	15,985,496	161,613,365
Siemens AG sponsored ADR	505,849	28,818,218
Textron, Inc.	2,199,994	12,627,966
Tyco International Ltd.	704,200	13,774,152
		216,833,701
Machinery - 2.4%
Cummins, Inc.	2,081,956	52,985,780
Danaher Corp.	1,606,245	87,090,604
Deere & Co.	1,388,770	45,648,870
Eaton Corp.	1,101,120	40,587,283
Flowserve Corp.	53,700	3,013,644
Illinois Tool Works, Inc.	325,700	10,047,845
Ingersoll-Rand Co. Ltd. Class A	573,000	7,907,400
Navistar International Corp. (a)	888,723	29,736,672
PACCAR, Inc.	332,900	8,575,504
Toro Co.	382,167	9,240,798
Trinity Industries, Inc.	217,400	1,987,036
Vallourec SA	61,200	5,674,351
		302,495,787
Professional Services - 0.2%
Manpower, Inc.	446,811	14,087,951
Monster Worldwide, Inc. (a)	536,148	4,369,606
		18,457,557
Road & Rail - 0.5%
CSX Corp.	474,704	12,271,098
Union Pacific Corp.	1,320,004	54,265,364
		66,536,462
Trading Companies & Distributors - 0.0%
GATX Corp.	111,900	2,263,737
TOTAL INDUSTRIALS		1,226,743,824
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 2.7%
Ciena Corp. (a)(d)(e)	5,691,358	$ 44,278,765
Juniper Networks, Inc. (a)	8,880,730	133,743,794
QUALCOMM, Inc.	2,070,500	80,563,155
Sycamore Networks, Inc. (a)(e)	18,891,632	50,440,657
Tellabs, Inc. (a)	4,997,067	22,886,567
ZTE Corp. (H Shares)	3,443,800	14,018,785
		345,931,723
Computers & Peripherals - 1.5%
Apple, Inc. (a)	418,200	43,961,184
Dell, Inc. (a)	3,936,200	37,315,176
Hewlett-Packard Co.	580,700	18,617,242
SanDisk Corp. (a)	5,779,500	73,110,675
Seagate Technology	3,128,016	18,799,376
		191,803,653
Electronic Equipment & Components - 0.2%
Avnet, Inc. (a)	1,017,458	17,815,690
Internet Software & Services - 0.1%
Baidu.com, Inc. sponsored ADR (a)	35,300	6,233,980
eBay, Inc. (a)	646,700	8,122,552
Google, Inc. Class A (sub. vtg.) (a)	1,938	674,540
		15,031,072
Semiconductors & Semiconductor Equipment - 10.8%
Advanced Semiconductor Engineering, Inc. sponsored ADR	901,400	2,262,514
Altera Corp.	2,094,100	36,751,455
Amkor Technology, Inc. (a)	1,171,017	3,138,326
Analog Devices, Inc.	4,237,000	81,646,990
Applied Materials, Inc.	13,567,584	145,851,528
Applied Micro Circuits Corp. (a)	538,571	2,617,455
ARM Holdings PLC sponsored ADR	704,800	3,115,216
ASML Holding NV (NY Shares) (d)	10,613,800	185,847,638
ATMI, Inc. (a)	1,243,100	19,181,033
Broadcom Corp. Class A (a)	647,570	12,938,449
Brooks Automation, Inc. (a)(e)	3,437,440	15,846,598
Cirrus Logic, Inc. (a)(e)	3,510,415	13,199,160
Cymer, Inc. (a)	769,327	17,125,219
Global Unichip Corp.	325,000	1,426,993
Globe Specialty Metals, Inc. (Reg. S) (a)	2,093,133	5,756,116
Himax Technologies, Inc. sponsored ADR	1,175,600	3,291,680
Inotera Memories, Inc. (a)	37,930,000	15,033,402
Intel Corp.	9,505,800	143,062,290
Kulicke & Soffa Industries, Inc. (a)	289,935	759,630
Lam Research Corp. (a)	3,242,145	73,823,642
Linear Technology Corp.	274,740	6,313,525
Marvell Technology Group Ltd. (a)	7,155,100	65,540,716
Mattson Technology, Inc. (a)(e)	2,833,186	2,382,709
MediaTek, Inc.	2,926,000	27,505,349
Micron Technology, Inc. (a)	22,455,002	91,167,308
Monolithic Power Systems, Inc. (a)	43,836	679,458
Novellus Systems, Inc. (a)	4,828,543	80,298,670

	Shares	Value
NVIDIA Corp. (a)	3,685,600	$ 36,340,016
Photronics, Inc. (a)	402,729	386,620
Richtek Technology Corp.	1,745,000	8,227,494
Samsung Electronics Co. Ltd.	211,624	88,019,491
Silicon Laboratories, Inc. (a)	275,734	7,279,378
Siliconware Precision Industries Co. Ltd. sponsored ADR	705,400	4,091,320
Skyworks Solutions, Inc. (a)	2,227,100	17,950,426
Taiwan Semiconductor Manufacturing Co. Ltd.	9,676,000	14,655,854
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	742,700	6,647,165
Teradyne, Inc. (a)	1,577,162	6,907,970
Tokyo Electron Ltd.	2,932,800	109,827,612
Varian Semiconductor Equipment Associates, Inc. (a)	11,574	250,693
Verigy Ltd. (a)	2,361,507	19,482,433
		1,376,629,541
Software - 2.5%
BMC Software, Inc. (a)	488,680	16,126,440
Electronic Arts, Inc. (a)	361,300	6,572,047
Microsoft Corp.	15,868,700	291,508,019
Oracle Corp.	117,600	2,125,032
		316,331,538
TOTAL INFORMATION TECHNOLOGY		2,263,543,217
MATERIALS - 2.9%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	539,504	30,347,100
Airgas, Inc.	324,800	10,981,488
Albemarle Corp.	878,275	19,120,047
CF Industries Holdings, Inc.	57,800	4,111,314
Dow Chemical Co.	1,140,300	9,612,729
E.I. du Pont de Nemours & Co.	1,259,000	28,113,470
Ecolab, Inc.	34,461	1,196,831
FMC Corp.	231,561	9,989,542
Monsanto Co.	1,041,446	86,544,163
Praxair, Inc.	219,332	14,758,850
Solutia, Inc. (a)	966,900	1,808,103
Terra Industries, Inc.	226,457	6,361,177
		222,944,814
Containers & Packaging - 0.5%
Ball Corp.	324,899	14,100,617
Crown Holdings, Inc. (a)	428,400	9,737,532
Owens-Illinois, Inc. (a)	487,500	7,039,500
Rock-Tenn Co. Class A	475,900	12,873,095
Sealed Air Corp.	520,598	7,184,252
Temple-Inland, Inc.	2,162,100	11,610,477
		62,545,473
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.6%
Agnico-Eagle Mines Ltd.	348,500	$ 20,037,126
Commercial Metals Co.	752,858	8,695,510
Freeport-McMoRan Copper & Gold, Inc. Class B	101,600	3,871,976
Impala Platinum Holdings Ltd.	62,300	1,040,525
Ivanhoe Mines Ltd. (a)	508,300	3,137,430
Newcrest Mining Ltd.	432,262	9,948,247
Nucor Corp.	367,800	14,038,926
Yamana Gold, Inc.	1,833,900	17,124,839
		77,894,579
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	284,936	7,855,686
TOTAL MATERIALS		371,240,552
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	11,142,016	280,778,803
Embarq Corp.	343,592	13,004,957
Verizon Communications, Inc.	4,573,800	138,128,760
		431,912,520
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	886,504	26,976,317
Clearwire Corp. Class A (a)(d)	3,617,441	18,629,821
MetroPCS Communications, Inc. (a)	483,466	8,257,599
Sprint Nextel Corp. (a)	6,038,200	21,556,374
		75,420,111
TOTAL TELECOMMUNICATION SERVICES		507,332,631
UTILITIES - 4.4%
Electric Utilities - 2.1%
Allegheny Energy, Inc.	309,300	7,166,481
American Electric Power Co., Inc.	731,900	18,487,794
DPL, Inc.	476,725	10,745,382
Duke Energy Corp.	2,216,200	31,735,984
Entergy Corp.	452,500	30,810,725
Exelon Corp.	1,315,848	59,726,341
FirstEnergy Corp.	748,100	28,876,660
FPL Group, Inc.	856,700	43,460,391
Pinnacle West Capital Corp.	384,600	10,214,976
PPL Corp.	99,411	2,854,090
Progress Energy, Inc.	470,286	17,052,570
Unisource Energy Corp.	193,600	5,457,584
Westar Energy, Inc.	228,000	3,996,840
		270,585,818

	Shares	Value
Gas Utilities - 0.2%
EQT Corp.	239,500	$ 7,503,535
Questar Corp.	554,600	16,321,878
		23,825,413
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	1,663,818	9,666,783
Constellation Energy Group, Inc.	507,400	10,482,884
Dynegy, Inc. Class A (a)	895,425	1,262,549
NRG Energy, Inc. (a)	1,596,400	28,096,640
		49,508,856
Multi-Utilities - 1.7%
Alliant Energy Corp.	225,100	5,557,719
Ameren Corp.	709,851	16,461,445
CenterPoint Energy, Inc.	2,405,919	25,093,735
CMS Energy Corp.	1,085,300	12,849,952
Dominion Resources, Inc.	396,800	12,296,832
OGE Energy Corp.	384,700	9,163,554
PG&E Corp.	1,032,949	39,479,311
Public Service Enterprise Group, Inc.	932,560	27,482,543
Sempra Energy	625,800	28,936,992
TECO Energy, Inc.	1,503,857	16,768,006
Wisconsin Energy Corp.	251,700	10,362,489
Xcel Energy, Inc.	649,100	12,092,733
		216,545,311
TOTAL UTILITIES		560,465,398
TOTAL COMMON STOCKS (Cost $16,385,280,470)		12,322,685,956
Convertible Preferred Stocks - 0.5%

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SandRidge Energy, Inc. 8.50% (a)(f)	46,800	4,433,364
FINANCIALS - 0.3%
Commercial Banks - 0.2%
Fifth Third Bancorp 8.50%	69,499	2,909,228
Huntington Bancshares, Inc. 8.50%	24,200	8,107,000
Wells Fargo & Co. 7.50%	37,700	18,057,923
		29,074,151
Diversified Financial Services - 0.1%
Bank of America Corp. Series L, 7.25%	16,500	6,723,750
CIT Group, Inc. Series C, 8.75%	165,500	2,937,625
		9,661,375
TOTAL FINANCIALS		38,735,526
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)(i)	1,378,965	2,757,930
Convertible Preferred Stocks - continued
	Shares	Value
MATERIALS - 0.2%
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	311,500	$ 20,083,028
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $89,509,918)		66,009,848
Nonconvertible Bonds - 0.0%
	Principal Amount
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Elan Finance PLC/Elan Finance Corp.:
5.2344% 11/15/11 (h)	$ 2,165,000	1,753,650
7.75% 11/15/11	250,000	208,750
		1,962,400
TOTAL NONCONVERTIBLE BONDS (Cost $1,795,345)		1,962,400
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.15% to 0.21% 4/9/09 to 5/21/09 (g) (Cost $12,197,828)	12,200,000	12,198,265
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 0.52% (b)	309,377,921	309,377,921
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	134,383,807	134,383,807
TOTAL MONEY MARKET FUNDS (Cost $443,761,728)		443,761,728
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $16,932,545,289)	12,846,618,197
NET OTHER ASSETS - (0.9)%	(119,506,686)
NET ASSETS - 100%	$ 12,727,111,511
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
2,335 CME E-mini S&P 500 Index Contracts	June 2009	$ 92,792,900	$ 5,193,130

The face value of futures purchased as a percentage of net assets - 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,433,364 or 0.0% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,448,282.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,382,180 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fluidigm Corp.	10/9/07	$ 5,515,860
The Weinstein Co. II Holdings, LLC Class A-1	10/19/05	11,499,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 513,114
Fidelity Securities Lending Cash Central Fund	1,092,544
Total	$ 1,605,658
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Brooks Automation, Inc.	$ 17,233,146	$ 2,379,522	$ -	$ -	$ 15,846,598
Ciena Corp.	39,405,099	-	1,442,282	-	44,278,765
Cirrus Logic, Inc.	9,407,912	-	-	-	13,199,160
Concho Resources, Inc.	103,767,446	-	986,658	-	115,306,953
Mattson Technology, Inc.	4,737,298	-	279,938	-	2,382,709
Sycamore Networks, Inc.	53,078,090	-	2,461,200	-	50,440,657
Total	$ 227,628,991	$ 2,379,522	$ 5,170,078	$ -	$ 241,454,842
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 12,846,618,197	$ 12,513,647,452	$ 321,588,565	$ 11,382,180
Other Financial Instruments*	$ 5,193,130	$ 5,193,130	$ -	$ -
*Other financial instruments include Futures Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 44,610,724
Total Realized Gain (Loss)	(30,399,419)
Total Unrealized Gain (Loss)	24,585,480
Cost of Purchases	-
Proceeds of Sales	(27,414,605)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 11,382,180

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $17,367,073,048. Net unrealized depreciation aggregated $4,520,454,851, of which $598,200,305 related to appreciated investment securities and $5,118,655,156 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Disciplined Small Cap Portfolio

March 31, 2009

1.830301.103

VDSC-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.3%
Cooper Tire & Rubber Co.	1,756	$ 7,094
Fuel Systems Solutions, Inc. (a)	2,970	40,036
Stoneridge, Inc. (a)	9,500	20,045
Superior Industries International, Inc.	977	11,577
		78,752
Diversified Consumer Services - 1.6%
American Public Education, Inc. (a)	2,082	87,569
DeVry, Inc.	1,630	78,533
Jackson Hewitt Tax Service, Inc.	7,090	37,010
Regis Corp.	4,000	57,800
Sotheby's Class A (ltd. vtg.)	910	8,190
Stewart Enterprises, Inc. Class A (d)	11,153	36,136
Strayer Education, Inc. (d)	500	89,935
		395,173
Hotels, Restaurants & Leisure - 2.8%
Bally Technologies, Inc. (a)	5,210	95,968
Bob Evans Farms, Inc.	5,707	127,951
Buffalo Wild Wings, Inc. (a)	1,960	71,697
Denny's Corp. (a)	36,105	60,295
Domino's Pizza, Inc. (a)	8,000	52,400
Jack in the Box, Inc. (a)	1,316	30,650
Papa John's International, Inc. (a)	4,870	111,377
Speedway Motorsports, Inc.	1,293	15,283
WMS Industries, Inc. (a)	4,850	101,414
		667,035
Household Durables - 0.6%
Blyth, Inc.	1,700	44,421
Ryland Group, Inc.	4,750	79,135
Universal Electronics, Inc. (a)	1,518	27,476
		151,032
Internet & Catalog Retail - 0.8%
Netflix, Inc. (a)(d)	3,535	151,722
NutriSystem, Inc.	3,503	49,988
		201,710
Leisure Equipment & Products - 0.4%
JAKKS Pacific, Inc. (a)	2,600	32,110
Polaris Industries, Inc.	2,700	57,888
		89,998
Media - 0.9%
Belo Corp. Series A	1,080	659
Cox Radio, Inc. Class A (a)	2,860	11,726
Interactive Data Corp.	4,980	123,803
Marvel Entertainment, Inc. (a)	2,499	66,348
Sinclair Broadcast Group, Inc. Class A	11,371	11,712
		214,248
Specialty Retail - 4.8%
Aeropostale, Inc. (a)	6,860	182,202
Christopher & Banks Corp.	8,050	32,925

	Shares	Value
Dress Barn, Inc. (a)	6,084	$ 74,772
Finish Line, Inc. Class A	11,176	73,985
Genesco, Inc. (a)	5,878	110,683
Gymboree Corp. (a)	3,746	79,977
Hot Topic, Inc. (a)	6,200	69,378
Jo-Ann Stores, Inc. (a)	5,820	95,099
Midas, Inc. (a)	2,070	16,394
Rent-A-Center, Inc. (a)	4,550	88,134
Talbots, Inc. (d)	12,000	42,120
The Buckle, Inc. (d)	2,590	82,699
Tractor Supply Co. (a)	2,500	90,150
Wet Seal, Inc. Class A (a)	33,423	112,301
		1,150,819
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (a)(d)	920	48,797
FGX International Ltd. (a)	5,200	60,424
Fossil, Inc. (a)	3,836	60,225
Maidenform Brands, Inc. (a)	7,432	68,077
Quiksilver, Inc. (a)	11,000	14,080
		251,603
TOTAL CONSUMER DISCRETIONARY		3,200,370
CONSUMER STAPLES - 4.3%
Food & Staples Retailing - 0.9%
Casey's General Stores, Inc.	5,500	146,630
Nash-Finch Co.	2,600	73,034
		219,664
Food Products - 2.7%
American Dairy, Inc. (a)(d)	2,670	45,150
Calavo Growers, Inc.	3,000	36,060
Darling International, Inc. (a)	15,930	59,100
Diamond Foods, Inc.	2,000	55,860
Flowers Foods, Inc. (d)	6,500	152,620
Ralcorp Holdings, Inc. (a)	3,350	180,498
TreeHouse Foods, Inc. (a)(d)	4,410	126,964
		656,252
Personal Products - 0.7%
Chattem, Inc. (a)	2,180	122,189
Prestige Brands Holdings, Inc. (a)	9,131	47,299
		169,488
TOTAL CONSUMER STAPLES		1,045,404
ENERGY - 3.5%
Energy Equipment & Services - 0.9%
Carbo Ceramics, Inc. (d)	2,170	61,715
Gulfmark Offshore, Inc. (a)	1,770	42,232
IHS, Inc. Class A (a)	1,410	58,064
Newpark Resources, Inc. (a)	7,888	19,957
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
T-3 Energy Services, Inc. (a)	600	$ 7,068
Willbros Group, Inc. (a)	2,545	24,687
		213,723
Oil, Gas & Consumable Fuels - 2.6%
Berry Petroleum Co. Class A	3,500	38,360
Callon Petroleum Co. (a)	2,960	3,226
Concho Resources, Inc. (a)	3,800	97,242
Endeavor International Corp. (a)	22,920	19,940
EXCO Resources, Inc. (a)	2,000	20,000
Knightsbridge Tankers Ltd.	4,500	65,475
McMoRan Exploration Co. (a)(d)	10,000	47,000
Nordic American Tanker Shipping Ltd. (d)	3,090	90,537
Stone Energy Corp. (a)	4,132	13,760
Swift Energy Co. (a)	1,280	9,344
Teekay Tankers Ltd. (d)	8,102	77,050
Vaalco Energy, Inc. (a)	7,500	39,675
Western Refining, Inc. (d)	4,000	47,760
World Fuel Services Corp.	2,250	71,168
		640,537
TOTAL ENERGY		854,260
FINANCIALS - 20.2%
Capital Markets - 2.1%
Apollo Investment Corp.	1,129	3,929
BlackRock Kelso Capital Corp.	7,210	30,210
Hercules Technology Growth Capital, Inc.	11,066	55,330
Knight Capital Group, Inc. Class A (a)	8,620	127,059
MCG Capital Corp.	2,761	3,534
MVC Capital, Inc.	9,050	76,111
optionsXpress Holdings, Inc.	4,940	56,168
Patriot Capital Funding, Inc.	1,816	3,323
PennantPark Investment Corp.	6,748	25,305
Penson Worldwide, Inc. (a)	5,998	38,567
Prospect Capital Corp.	11,335	96,574
		516,110
Commercial Banks - 6.8%
Community Bank System, Inc.	6,060	101,505
First Bancorp, Puerto Rico	11,072	47,167
First Financial Bancorp, Ohio	4,072	38,806
First Financial Bankshares, Inc.	2,485	119,702
Glacier Bancorp, Inc. (d)	5,205	81,771
Green Bankshares, Inc. (d)	2,036	17,917
Home Bancshares, Inc.	4,320	86,270
IBERIABANK Corp.	1,100	50,534
Lakeland Financial Corp.	2,581	49,529
MainSource Financial Group, Inc.	3,073	24,707
National Penn Bancshares, Inc.	9,220	76,526
Old Second Bancorp, Inc. (d)	3,140	19,939

	Shares	Value
Oriental Financial Group, Inc.	11,340	$ 55,339
Pacific Capital Bancorp	8,911	60,327
Pennsylvania Communication Bancorp, Inc. (a)(d)	3,375	62,100
Prosperity Bancshares, Inc. (d)	4,100	112,135
Renasant Corp.	3,633	45,630
S&T Bancorp, Inc. (d)	4,060	86,113
Santander Bancorp (d)	8,000	63,040
Signature Bank, New York (a)	2,000	56,460
Smithtown Bancorp, Inc. (d)	2,947	33,242
Suffolk Bancorp (d)	3,410	88,626
SVB Financial Group (a)(d)	1,800	36,018
Tompkins Financial Corp. (d)	2,020	86,860
Virginia Commerce Bancorp, Inc.	6,431	24,373
WesBanco, Inc.	4,385	100,110
Westamerica Bancorp.	310	14,124
		1,638,870
Consumer Finance - 0.5%
Dollar Financial Corp. (a)	4,980	47,410
EZCORP, Inc. (non-vtg.) Class A (a)	6,980	80,759
		128,169
Diversified Financial Services - 0.1%
Encore Capital Group, Inc. (a)(d)	5,610	25,413
Insurance - 4.1%
American Equity Investment Life Holding Co.	5,000	20,800
Amerisafe, Inc. (a)	6,600	101,112
Aspen Insurance Holdings Ltd.	6,100	137,006
Assured Guaranty Ltd. (d)	3,355	22,713
FBL Financial Group, Inc. Class A	1,983	8,229
Harleysville Group, Inc.	2,459	78,221
IPC Holdings Ltd.	3,172	85,771
Maiden Holdings Ltd.	18,740	83,768
Max Capital Group Ltd.	1,500	25,860
Navigators Group, Inc. (a)	2,050	96,719
Platinum Underwriters Holdings Ltd.	4,240	120,246
RLI Corp.	2,380	119,476
SeaBright Insurance Holdings, Inc. (a)	8,000	83,680
		983,601
Real Estate Investment Trusts - 5.1%
Alexandria Real Estate Equities, Inc. (d)	425	15,470
American Campus Communities, Inc.	2,000	34,720
Ashford Hospitality Trust, Inc.	15,212	23,426
BioMed Realty Trust, Inc.	6,614	44,777
Capstead Mortgage Corp.	9,570	102,782
Chimera Investment Corp.	12,000	40,320
Digital Realty Trust, Inc. (d)	1,845	61,217
Extra Space Storage, Inc.	7,580	41,766
First Industrial Realty Trust, Inc.	200	490
Hatteras Financial Corp.	3,500	87,465
Highwoods Properties, Inc. (SBI)	4,824	103,330
Home Properties, Inc. (d)	1,210	37,087
LaSalle Hotel Properties (SBI)	4,487	26,204
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mission West Properties, Inc.	2,117	$ 13,549
National Retail Properties, Inc. (d)	7,584	120,131
Nationwide Health Properties, Inc. (d)	3,170	70,342
NorthStar Realty Finance Corp. (d)	18,678	43,333
Omega Healthcare Investors, Inc.	8,284	116,639
Parkway Properties, Inc.	1,780	18,334
Pennsylvania Real Estate Investment Trust (SBI) (d)	7,650	27,158
PS Business Parks, Inc.	1,558	57,412
Realty Income Corp.	4,414	83,071
Senior Housing Properties Trust (SBI)	1,761	24,689
Sunstone Hotel Investors, Inc. (d)	9,090	23,907
		1,217,619
Thrifts & Mortgage Finance - 1.5%
ESSA Bancorp, Inc.	1,760	23,426
Flushing Financial Corp.	980	5,900
Northwest Bancorp, Inc.	2,400	40,560
Ocwen Financial Corp. (a)	11,500	131,445
Provident Financial Services, Inc.	7,887	85,258
United Financial Bancorp, Inc.	2,949	38,602
WSFS Financial Corp.	1,200	26,832
		352,023
TOTAL FINANCIALS		4,861,805
HEALTH CARE - 14.7%
Biotechnology - 4.2%
Alexion Pharmaceuticals, Inc. (a)	1,110	41,803
Allos Therapeutics, Inc. (a)	5,000	30,900
Alnylam Pharmaceuticals, Inc. (a)	6,249	118,981
ARIAD Pharmaceuticals, Inc. (a)	31,915	37,979
Cubist Pharmaceuticals, Inc. (a)	4,517	73,898
GTx, Inc. (a)(d)	2,373	25,106
Idera Pharmaceuticals, Inc. (a)	6,100	39,467
Isis Pharmaceuticals, Inc. (a)(d)	9,452	141,875
Ligand Pharmaceuticals, Inc. Class B (a)	8,000	23,840
Martek Biosciences (d)	3,254	59,386
Medarex, Inc. (a)	1,200	6,156
Momenta Pharmaceuticals, Inc. (a)(d)	4,429	48,763
Myriad Genetics, Inc. (a)	2,260	102,762
ONYX Pharmaceuticals, Inc. (a)	400	11,420
OSI Pharmaceuticals, Inc. (a)(d)	4,242	162,299
PDL BioPharma, Inc.	2,500	17,700
Regeneron Pharmaceuticals, Inc. (a)	2,700	37,422
Theravance, Inc. (a)	965	16,405
United Therapeutics Corp. (a)(d)	185	12,227
		1,008,389
Health Care Equipment & Supplies - 3.5%
American Medical Systems Holdings, Inc. (a)	7,344	81,886
Cardiac Science Corp. (a)	8,620	25,946

	Shares	Value
CONMED Corp. (a)	2,427	$ 34,973
Cryolife, Inc. (a)	4,350	22,533
ev3, Inc. (a)(d)	5,000	35,500
Invacare Corp.	5,350	85,761
Masimo Corp. (a)	5,088	147,450
Meridian Bioscience, Inc.	4,957	89,821
Merit Medical Systems, Inc. (a)	6,055	73,932
Quidel Corp. (a)	5,950	54,859
Somanetics Corp. (a)	5,507	83,596
Steris Corp.	4,718	109,835
		846,092
Health Care Providers & Services - 5.2%
Amedisys, Inc. (a)	2,115	58,141
AMERIGROUP Corp. (a)	1,971	54,281
AMN Healthcare Services, Inc. (a)	10,581	53,963
AmSurg Corp. (a)	3,713	58,851
Centene Corp. (a)	5,855	105,507
Chemed Corp.	2,660	103,474
Cross Country Healthcare, Inc. (a)	4,736	31,021
Gentiva Health Services, Inc. (a)	1,700	25,840
Hanger Orthopedic Group, Inc. (a)	3,844	50,933
HealthSouth Corp. (a)(d)	12,180	108,158
Magellan Health Services, Inc. (a)	3,270	119,159
Molina Healthcare, Inc. (a)	4,870	92,627
NightHawk Radiology Holdings, Inc. (a)	10,100	27,270
Owens & Minor, Inc.	3,700	122,581
PharMerica Corp. (a)(d)	6,500	108,160
RehabCare Group, Inc. (a)	6,600	115,104
Skilled Healthcare Group, Inc.	2,500	20,525
		1,255,595
Health Care Technology - 0.4%
Phase Forward, Inc. (a)	6,500	83,135
Life Sciences Tools & Services - 0.5%
Albany Molecular Research, Inc. (a)	2,190	20,652
Dionex Corp. (a)	2,250	106,313
		126,965
Pharmaceuticals - 0.9%
DepoMed, Inc. (a)	23,283	54,948
Medicines Co. (a)	3,500	37,940
Medicis Pharmaceutical Corp. Class A	5,074	62,765
Noven Pharmaceuticals, Inc. (a)	6,160	58,397
XenoPort, Inc. (a)(d)	200	3,872
		217,922
TOTAL HEALTH CARE		3,538,098
INDUSTRIALS - 14.0%
Aerospace & Defense - 2.2%
Ceradyne, Inc. (a)	1,017	18,438
Cubic Corp.	3,569	90,403
Curtiss-Wright Corp.	400	11,220
Ducommun, Inc.	4,000	58,160
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Esterline Technologies Corp. (a)	3,350	$ 67,637
Hexcel Corp. (a)	1,000	6,570
Stanley, Inc. (a)	3,000	76,170
Teledyne Technologies, Inc. (a)	3,100	82,708
TransDigm Group, Inc. (a)	3,275	107,551
		518,857
Air Freight & Logistics - 0.4%
Hub Group, Inc. Class A (a)	4,945	84,065
Pacer International, Inc.	6,640	23,240
		107,305
Airlines - 0.3%
SkyWest, Inc.	5,677	70,622
Building Products - 0.7%
Aaon, Inc.	4,000	72,480
Gibraltar Industries, Inc.	4,840	22,845
Insteel Industries, Inc.	9,956	69,294
		164,619
Commercial Services & Supplies - 1.4%
ATC Technology Corp. (a)	5,923	66,338
Cenveo, Inc. (a)(d)	16,638	54,074
Comfort Systems USA, Inc.	10,693	110,886
Deluxe Corp.	5,757	55,440
Knoll, Inc.	8,573	52,552
		339,290
Construction & Engineering - 1.2%
EMCOR Group, Inc. (a)	6,250	107,313
MasTec, Inc. (a)	9,100	110,019
Michael Baker Corp. (a)	2,335	60,710
Sterling Construction Co., Inc. (a)	1,000	17,840
		295,882
Electrical Equipment - 1.8%
Acuity Brands, Inc.	2,190	49,363
Belden, Inc.	5,790	72,433
Brady Corp. Class A	4,200	74,046
Encore Wire Corp.	3,540	75,862
GrafTech International Ltd. (a)	12,298	75,756
Ultralife Corp. (a)(d)	2,000	15,460
Woodward Governor Co.	5,497	61,456
		424,376
Machinery - 2.7%
Actuant Corp. Class A	4,173	43,107
Chart Industries, Inc. (a)	4,500	35,460
CIRCOR International, Inc.	2,905	65,421
Columbus McKinnon Corp. (NY Shares) (a)	5,260	45,867
Gorman-Rupp Co. (d)	772	15,286
Graham Corp.	3,330	29,870
Nordson Corp.	2,531	71,956
Robbins & Myers, Inc.	5,680	86,166

	Shares	Value
Valmont Industries, Inc.	840	$ 42,176
Wabtec Corp.	4,374	115,386
Watts Water Technologies, Inc. Class A	4,509	88,196
		638,891
Marine - 0.0%
Horizon Lines, Inc. Class A	4,000	12,120
Professional Services - 1.9%
Administaff, Inc.	1,404	29,667
Heidrick & Struggles International, Inc.	3,220	57,123
ICF International, Inc. (a)	1,700	39,049
Korn/Ferry International (a)	2,264	20,512
MPS Group, Inc. (a)	4,325	25,734
Navigant Consulting, Inc. (a)	6,494	84,877
On Assignment, Inc. (a)	13,550	36,721
Watson Wyatt Worldwide, Inc. Class A	3,240	159,959
		453,642
Road & Rail - 0.6%
Arkansas Best Corp.	2,740	52,115
Werner Enterprises, Inc. (d)	6,561	99,202
		151,317
Trading Companies & Distributors - 0.8%
Applied Industrial Technologies, Inc.	3,960	66,805
Beacon Roofing Supply, Inc. (a)	9,693	129,789
		196,594
TOTAL INDUSTRIALS		3,373,515
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 3.7%
3Com Corp. (a)	52,900	163,461
Adtran, Inc.	6,180	100,178
Avocent Corp. (a)	2,500	30,350
BigBand Networks, Inc. (a)	16,200	106,110
Blue Coat Systems, Inc. (a)	5,741	68,949
DG FastChannel, Inc. (a)(d)	4,000	75,080
Emulex Corp. (a)	10,894	54,797
Polycom, Inc. (a)	6,066	93,356
Starent Networks Corp. (a)	2,300	36,363
Tekelec (a)	9,960	131,771
ViaSat, Inc. (a)	1,100	22,902
		883,317
Computers & Peripherals - 1.1%
Data Domain, Inc. (a)(d)	2,150	27,026
Electronics for Imaging, Inc. (a)	4,300	42,140
Novatel Wireless, Inc. (a)	10,508	59,055
Rackable Systems, Inc. (a)	7,440	30,206
Synaptics, Inc. (a)(d)	4,000	107,040
		265,467
Electronic Equipment & Components - 1.2%
Anixter International, Inc. (a)	2,038	64,564
CPI International, Inc. (a)	1,700	15,980
CTS Corp.	1,445	5,216
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Daktronics, Inc.	7,000	$ 45,850
L-1 Identity Solutions, Inc. (a)(d)	5,000	25,550
Mercury Computer Systems, Inc. (a)	6,628	36,653
Multi-Fineline Electronix, Inc. (a)	1,700	28,628
OSI Systems, Inc. (a)	2,500	38,150
TTM Technologies, Inc. (a)	5,077	29,447
		290,038
Internet Software & Services - 2.6%
Art Technology Group, Inc. (a)	9,500	24,225
Digital River, Inc. (a)	3,700	110,334
EarthLink, Inc. (a)	15,946	104,765
InfoSpace, Inc. (a)	11,332	58,926
j2 Global Communications, Inc. (a)	3,610	79,023
LoopNet, Inc. (a)	4,710	28,637
Mercadolibre, Inc. (a)	2,500	46,375
NIC, Inc.	2,321	12,069
SonicWALL, Inc. (a)	8,060	35,948
United Online, Inc.	13,776	61,441
ValueClick, Inc. (a)	4,700	39,997
Vignette Corp. (a)	4,944	33,026
		634,766
IT Services - 2.0%
Acxiom Corp.	11,272	83,413
CSG Systems International, Inc. (a)	4,835	69,044
Global Cash Access Holdings, Inc. (a)(d)	5,910	22,576
Maximus, Inc.	2,920	116,391
RightNow Technologies, Inc. (a)	6,000	45,420
SAIC, Inc. (a)	4,800	89,616
Sapient Corp. (a)	7,526	33,641
Virtusa Corp. (a)	4,000	24,800
		484,901
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Energy Industries, Inc. (a)	2,737	20,610
Amkor Technology, Inc. (a)	16,695	44,743
Applied Micro Circuits Corp. (a)	13,500	65,610
Atheros Communications, Inc. (a)(d)	7,210	105,699
IXYS Corp.	5,500	44,330
MKS Instruments, Inc. (a)	5,128	75,228
PMC-Sierra, Inc. (a)	7,613	48,571
Power Integrations, Inc.	3,750	64,500
Sigma Designs, Inc. (a)	4,500	55,980
Silicon Image, Inc. (a)	14,760	35,424
Skyworks Solutions, Inc. (a)	18,575	149,715
Ultratech, Inc. (a)	3,621	45,226
Veeco Instruments, Inc. (a)	5,880	39,220
		794,856
Software - 5.0%
Actuate Corp. (a)	6,000	18,360
Ansys, Inc. (a)	1,906	47,841
Interactive Intelligence, Inc. (a)	3,000	27,180

	Shares	Value
Jack Henry & Associates, Inc.	6,227	$ 101,625
JDA Software Group, Inc. (a)	9,200	106,260
Macrovision Solutions Corp. (a)	940	16,723
Manhattan Associates, Inc. (a)	4,602	79,707
MICROS Systems, Inc. (a)	1,000	18,750
MicroStrategy, Inc. Class A (a)	1,028	35,147
Net 1 UEPS Technologies, Inc. (a)	4,230	64,338
Parametric Technology Corp. (a)	7,400	73,852
Quest Software, Inc. (a)	6,530	82,800
Solera Holdings, Inc. (a)	6,060	150,167
SPSS, Inc. (a)	3,170	90,123
Sybase, Inc. (a)	6,270	189,906
TeleCommunication Systems, Inc. Class A (a)	4,000	36,680
TIBCO Software, Inc. (a)	4,073	23,909
Vasco Data Security International, Inc. (a)	6,215	35,861
		1,199,229
TOTAL INFORMATION TECHNOLOGY		4,552,574
MATERIALS - 3.8%
Chemicals - 1.2%
Ashland, Inc.	467	4,824
Calgon Carbon Corp. (a)	3,700	52,429
H.B. Fuller Co.	5,090	66,170
Innophos Holdings, Inc.	4,777	53,885
Innospec, Inc.	7,950	29,972
NewMarket Corp.	1,300	57,590
Spartech Corp.	5,500	13,530
W.R. Grace & Co. (a)	1,000	6,320
		284,720
Containers & Packaging - 1.1%
Rock-Tenn Co. Class A	4,202	113,664
Silgan Holdings, Inc.	2,750	144,485
		258,149
Metals & Mining - 1.1%
Compass Minerals International, Inc.	2,545	143,462
Universal Stainless & Alloy Products, Inc. (a)	3,675	35,537
Worthington Industries, Inc.	9,756	84,975
		263,974
Paper & Forest Products - 0.4%
Buckeye Technologies, Inc. (a)	14,471	30,823
Glatfelter	11,026	68,802
		99,625
TOTAL MATERIALS		906,468
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.5%
Cincinnati Bell, Inc. (a)	52,394	120,506
Consolidated Communications Holdings, Inc.	6,950	71,307
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Iowa Telecommunication Services, Inc.	7,000	$ 80,220
NTELOS Holdings Corp.	4,300	78,002
		350,035
Wireless Telecommunication Services - 0.8%
Syniverse Holdings, Inc. (a)	7,200	113,472
USA Mobility, Inc.	8,700	80,127
		193,599
TOTAL TELECOMMUNICATION SERVICES		543,634
UTILITIES - 3.7%
Electric Utilities - 1.0%
Central Vermont Public Service Corp.	1,385	23,961
El Paso Electric Co. (a)	7,826	110,268
Portland General Electric Co.	6,010	105,716
Westar Energy, Inc.	640	11,219
		251,164
Gas Utilities - 1.8%
Chesapeake Utilities Corp.	1,500	45,720
New Jersey Resources Corp.	2,520	85,630
Northwest Natural Gas Co.	2,690	116,800
Southwest Gas Corp.	2,560	53,939
WGL Holdings, Inc.	4,365	143,172
		445,261
Independent Power Producers & Energy Traders - 0.1%
Black Hills Corp.	1,280	22,899
Multi-Utilities - 0.3%
Avista Corp.	5,490	75,652
Water Utilities - 0.5%
American States Water Co.	3,010	109,323
TOTAL UTILITIES		904,299
TOTAL COMMON STOCKS (Cost $35,609,325)		23,780,427
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.47% to 1.14% 4/2/09 to 10/22/09 (e) (Cost $69,876)	$ 70,000	69,883
Money Market Funds - 15.6%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (b)	596,048	$ 596,048
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	3,155,703	3,155,703
TOTAL MONEY MARKET FUNDS (Cost $3,751,751)		3,751,751
TOTAL INVESTMENT PORTFOLIO - 114.6% (Cost $39,430,952)	27,602,061
NET OTHER ASSETS - (14.6)%	(3,514,568)
NET ASSETS - 100%	$ 24,087,493
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
7 NYFE Russell 1000 Mini Index Contracts	June 2009	$ 294,910	$ 19,936

The face value of futures purchased as a percentage of net assets - 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $69,883.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 674
Fidelity Securities Lending Cash Central Fund	8,716
Total	$ 9,390
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 27,602,061	$ 27,532,178	$ 69,883	$ -
Other Financial Instruments*	$ 19,936	$ 19,936	$ -	$ -
*Other financial instruments include Futures Contracts.
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $39,476,787. Net unrealized depreciation aggregated $11,874,726, of which $903,375 related to appreciated investment securities and $12,778,101 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Index 500 Portfolio

March 31, 2009

1.799879.105

VIPIDX-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.1%
Johnson Controls, Inc. (d)	125,975	$ 1,511,700
The Goodyear Tire & Rubber Co. (a)	51,167	320,305
		1,832,005
Automobiles - 0.1%
Ford Motor Co. (a)(d)	508,027	1,336,111
General Motors Corp. (d)	129,428	251,090
Harley-Davidson, Inc. (d)	49,522	663,100
		2,250,301
Distributors - 0.1%
Genuine Parts Co.	33,802	1,009,328
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (non-vtg.) (a)	22,661	1,775,036
H&R Block, Inc.	72,010	1,309,862
		3,084,898
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	92,807	2,004,631
Darden Restaurants, Inc.	29,042	994,979
International Game Technology	62,626	577,412
Marriott International, Inc. Class A	62,304	1,019,293
McDonald's Corp.	236,091	12,883,486
Starbucks Corp. (a)(d)	155,737	1,730,238
Starwood Hotels & Resorts Worldwide, Inc. (d)	38,678	491,211
Wyndham Worldwide Corp.	37,633	158,059
Wynn Resorts Ltd. (a)(d)	14,180	283,175
Yum! Brands, Inc.	97,507	2,679,492
		22,821,976
Household Durables - 0.3%
Black & Decker Corp. (d)	12,749	402,358
Centex Corp. (d)	26,362	197,715
D.R. Horton, Inc. (d)	58,424	566,713
Fortune Brands, Inc. (d)	31,832	781,476
Harman International Industries, Inc.	12,418	168,016
KB Home	15,958	210,326
Leggett & Platt, Inc. (d)	33,254	431,969
Lennar Corp. Class A (d)	29,950	224,925
Newell Rubbermaid, Inc. (d)	58,767	374,933
Pulte Homes, Inc. (d)	45,501	497,326
Snap-On, Inc.	12,182	305,768
The Stanley Works (d)	16,724	487,003
Whirlpool Corp. (d)	15,593	461,397
		5,109,925
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	68,146	5,004,642
Expedia, Inc. (a)(d)	44,469	403,779
		5,408,421
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. (d)	56,858	216,060

	Shares	Value
Hasbro, Inc.	26,278	$ 658,789
Mattel, Inc.	75,996	876,234
		1,751,083
Media - 2.4%
CBS Corp. Class B	143,969	552,841
Comcast Corp. Class A	610,703	8,329,989
Gannett Co., Inc.	48,423	106,531
Interpublic Group of Companies, Inc. (a)	101,003	416,132
McGraw-Hill Companies, Inc.	66,656	1,524,423
Meredith Corp. (d)	7,634	127,030
News Corp. Class A	487,637	3,228,157
Omnicom Group, Inc. (d)	65,918	1,542,481
Scripps Networks Interactive, Inc. Class A (d)	19,113	430,234
The DIRECTV Group, Inc. (a)(d)	112,148	2,555,853
The New York Times Co. Class A (d)	24,720	111,734
The Walt Disney Co.	393,548	7,146,832
Time Warner Cable, Inc.	74,688	1,852,262
Time Warner, Inc.	253,540	4,893,322
Viacom, Inc. Class B (non-vtg.) (a)(d)	128,539	2,234,008
Washington Post Co. Class B	1,275	455,303
		35,507,132
Multiline Retail - 0.8%
Big Lots, Inc. (a)	17,409	361,759
Family Dollar Stores, Inc.	29,662	989,821
JCPenney Co., Inc.	47,104	945,377
Kohl's Corp. (a)	64,601	2,733,914
Macy's, Inc.	89,160	793,524
Nordstrom, Inc. (d)	33,790	565,983
Sears Holdings Corp. (a)(d)	11,639	532,019
Target Corp.	159,591	5,488,334
		12,410,731
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A (d)	18,455	439,229
AutoNation, Inc. (a)(d)	22,871	317,449
AutoZone, Inc. (a)(d)	8,041	1,307,627
Bed Bath & Beyond, Inc. (a)(d)	55,062	1,362,785
Best Buy Co., Inc. (d)	71,871	2,728,223
Gamestop Corp. Class A (a)	34,721	972,882
Gap, Inc.	98,852	1,284,087
Home Depot, Inc. (d)	359,442	8,468,454
Limited Brands, Inc. (d)	57,365	499,076
Lowe's Companies, Inc.	310,728	5,670,786
O'Reilly Automotive, Inc. (a)	28,610	1,001,636
Office Depot, Inc. (a)	58,265	76,327
RadioShack Corp.	26,518	227,259
Sherwin-Williams Co.	20,873	1,084,770
Staples, Inc.	151,240	2,738,956
Tiffany & Co., Inc. (d)	26,099	562,694
TJX Companies, Inc.	88,265	2,263,115
		31,005,355
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	68,059	$ 1,136,585
NIKE, Inc. Class B	82,100	3,849,669
Polo Ralph Lauren Corp. Class A	11,976	505,986
VF Corp. (d)	18,683	1,066,986
		6,559,226
TOTAL CONSUMER DISCRETIONARY		128,750,381
CONSUMER STAPLES - 12.5%
Beverages - 2.7%
Brown-Forman Corp. Class B (non-vtg.)	20,792	807,353
Coca-Cola Enterprises, Inc.	67,228	886,737
Constellation Brands, Inc. Class A (sub. vtg.) (a)	41,282	491,256
Dr Pepper Snapple Group, Inc. (a)	53,782	909,454
Molson Coors Brewing Co. Class B (d)	31,770	1,089,076
Pepsi Bottling Group, Inc.	28,708	635,595
PepsiCo, Inc.	329,938	16,985,208
The Coca-Cola Co.	422,014	18,547,515
		40,352,194
Food & Staples Retailing - 3.4%
Costco Wholesale Corp.	91,849	4,254,446
CVS Caremark Corp.	308,573	8,482,672
Kroger Co.	138,322	2,935,193
Safeway, Inc.	90,928	1,835,836
SUPERVALU, Inc.	44,891	641,043
Sysco Corp.	124,916	2,848,085
Wal-Mart Stores, Inc.	474,007	24,695,765
Walgreen Co.	209,193	5,430,650
Whole Foods Market, Inc. (d)	29,765	500,052
		51,623,742
Food Products - 1.8%
Archer Daniels Midland Co.	136,082	3,780,358
Campbell Soup Co.	43,423	1,188,053
ConAgra Foods, Inc.	94,788	1,599,074
Dean Foods Co. (a)	32,721	591,596
General Mills, Inc.	69,506	3,466,959
H.J. Heinz Co.	66,703	2,205,201
Hershey Co. (d)	35,130	1,220,768
Hormel Foods Corp.	14,803	469,403
Kellogg Co.	53,442	1,957,580
Kraft Foods, Inc. Class A	311,514	6,943,647
McCormick & Co., Inc. (non-vtg.)	27,583	815,629
Sara Lee Corp.	147,457	1,191,453
The J.M. Smucker Co. (d)	25,107	935,738
Tyson Foods, Inc. Class A	64,092	601,824
		26,967,283
Household Products - 2.7%
Clorox Co.	29,473	1,517,270
Colgate-Palmolive Co.	106,281	6,268,453

	Shares	Value
Kimberly-Clark Corp.	87,729	$ 4,045,184
Procter & Gamble Co.	621,343	29,259,042
		41,089,949
Personal Products - 0.2%
Avon Products, Inc.	90,387	1,738,142
Estee Lauder Companies, Inc. Class A (d)	24,602	606,439
		2,344,581
Tobacco - 1.7%
Altria Group, Inc.	438,039	7,017,385
Lorillard, Inc.	35,633	2,199,981
Philip Morris International, Inc.	424,843	15,115,914
Reynolds American, Inc.	35,838	1,284,434
		25,617,714
TOTAL CONSUMER STAPLES		187,995,463
ENERGY - 12.7%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	65,482	1,869,511
BJ Services Co.	61,915	616,054
Cameron International Corp. (a)	45,983	1,008,407
Diamond Offshore Drilling, Inc. (d)	14,734	926,179
ENSCO International, Inc.	30,066	793,742
Halliburton Co.	190,203	2,942,440
Nabors Industries Ltd. (a)(d)	59,982	599,220
National Oilwell Varco, Inc. (a)	88,485	2,540,404
Rowan Companies, Inc.	23,957	286,765
Schlumberger Ltd. (NY Shares) (d)	253,553	10,299,323
Smith International, Inc.	46,482	998,433
		22,880,478
Oil, Gas & Consumable Fuels - 11.2%
Anadarko Petroleum Corp.	97,496	3,791,619
Apache Corp.	70,969	4,548,403
Cabot Oil & Gas Corp.	21,931	516,914
Chesapeake Energy Corp.	119,152	2,032,733
Chevron Corp.	424,972	28,575,117
ConocoPhillips	313,815	12,288,995
CONSOL Energy, Inc.	38,284	966,288
Devon Energy Corp.	94,087	4,204,748
El Paso Corp.	148,108	925,675
EOG Resources, Inc.	52,935	2,898,721
Exxon Mobil Corp.	1,047,639	71,344,210
Hess Corp.	60,153	3,260,293
Marathon Oil Corp.	149,997	3,943,421
Massey Energy Co. (d)	18,125	183,425
Murphy Oil Corp.	40,437	1,810,364
Noble Energy, Inc.	36,658	1,975,133
Occidental Petroleum Corp.	171,785	9,559,835
Peabody Energy Corp. (d)	56,682	1,419,317
Pioneer Natural Resources Co.	24,511	403,696
Range Resources Corp.	33,116	1,363,055
Southwestern Energy Co. (a)	72,851	2,162,946
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Corp. (d)	136,390	$ 1,928,555
Sunoco, Inc.	24,778	656,121
Tesoro Corp. (d)	29,335	395,142
Valero Energy Corp.	109,459	1,959,316
Williams Companies, Inc.	122,795	1,397,407
XTO Energy, Inc.	122,896	3,763,076
		168,274,525
TOTAL ENERGY		191,155,003
FINANCIALS - 10.5%
Capital Markets - 2.5%
Ameriprise Financial, Inc.	46,391	950,552
Bank of New York Mellon Corp.	243,589	6,881,389
Charles Schwab Corp.	198,735	3,080,393
E*TRADE Financial Corp. (a)	121,275	155,232
Federated Investors, Inc. Class B (non-vtg.) (d)	18,864	419,913
Franklin Resources, Inc.	32,097	1,729,065
Goldman Sachs Group, Inc.	97,899	10,379,252
Invesco Ltd. (d)	80,226	1,111,932
Janus Capital Group, Inc. (d)	33,521	222,915
Legg Mason, Inc. (d)	30,275	481,373
Morgan Stanley (d)	227,796	5,186,915
Northern Trust Corp.	47,374	2,833,913
State Street Corp.	91,578	2,818,771
T. Rowe Price Group, Inc. (d)	54,279	1,566,492
		37,818,107
Commercial Banks - 1.8%
BB&T Corp.	118,573	2,006,255
Comerica, Inc.	32,057	586,964
Fifth Third Bancorp	122,408	357,431
First Horizon National Corp.	44,737	480,475
Huntington Bancshares, Inc. (d)	77,623	128,854
KeyCorp (d)	104,879	825,398
M&T Bank Corp. (d)	16,482	745,646
Marshall & Ilsley Corp. (d)	56,250	316,688
PNC Financial Services Group, Inc. (d)	90,728	2,657,423
Regions Financial Corp.	147,264	627,345
SunTrust Banks, Inc.	75,618	887,755
U.S. Bancorp, Delaware	372,095	5,436,308
Wells Fargo & Co.	898,420	12,793,501
Zions Bancorp	24,452	240,363
		28,090,406
Consumer Finance - 0.4%
American Express Co.	248,267	3,383,879
Capital One Financial Corp. (d)	83,068	1,016,752
Discover Financial Services	102,070	644,062
SLM Corp. (a)(d)	99,091	490,500
		5,535,193

	Shares	Value
Diversified Financial Services - 2.7%
Bank of America Corp.	1,357,112	$ 9,255,504
CIT Group, Inc. (d)	82,420	234,897
Citigroup, Inc. (d)	1,160,972	2,937,259
CME Group, Inc.	14,065	3,465,475
IntercontinentalExchange, Inc. (a)	15,402	1,146,987
JPMorgan Chase & Co.	796,690	21,176,020
Leucadia National Corp. (a)(d)	38,427	572,178
Moody's Corp. (d)	40,389	925,716
NYSE Euronext	54,909	982,871
The NASDAQ Stock Market, Inc. (a)	29,110	569,974
		41,266,881
Insurance - 2.1%
AFLAC, Inc.	99,113	1,918,828
Allstate Corp.	113,642	2,176,244
American International Group, Inc. (d)	570,446	570,446
Aon Corp.	57,991	2,367,193
Assurant, Inc.	24,969	543,825
Cincinnati Financial Corp.	34,451	787,894
Genworth Financial, Inc. Class A (non-vtg.) (d)	91,831	174,479
Hartford Financial Services Group, Inc.	68,949	541,250
Lincoln National Corp.	54,282	363,147
Loews Corp.	76,568	1,692,153
Marsh & McLennan Companies, Inc.	109,178	2,210,855
MBIA, Inc. (a)	36,283	166,176
MetLife, Inc.	173,435	3,949,115
Principal Financial Group, Inc. (d)	55,028	450,129
Progressive Corp. (a)(d)	143,468	1,928,210
Prudential Financial, Inc. (d)	89,889	1,709,689
The Chubb Corp.	74,694	3,161,050
The Travelers Companies, Inc.	123,995	5,039,157
Torchmark Corp.	17,916	469,937
Unum Group	70,207	877,588
XL Capital Ltd. Class A (d)	72,549	396,118
		31,493,483
Real Estate Investment Trusts - 0.8%
Apartment Investment & Management Co. Class A	24,867	136,271
AvalonBay Communities, Inc.	16,906	795,596
Boston Properties, Inc.	25,709	900,586
Equity Residential (SBI) (d)	57,833	1,061,236
HCP, Inc. (d)	53,834	960,937
Health Care REIT, Inc. (d)	23,477	718,161
Host Hotels & Resorts, Inc.	111,399	436,684
Kimco Realty Corp.	49,425	376,619
Plum Creek Timber Co., Inc. (d)	34,946	1,015,880
ProLogis Trust (d)	56,733	368,765
Public Storage	26,586	1,468,877
Simon Property Group, Inc.	53,385	1,849,256
Ventas, Inc. (d)	30,402	687,389
Vornado Realty Trust (d)	29,861	992,580
		11,768,837
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)(d)	47,684	$ 192,167
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc. (d)	110,738	1,294,527
People's United Financial, Inc.	73,825	1,326,635
		2,621,162
TOTAL FINANCIALS		158,786,236
HEALTH CARE - 14.9%
Biotechnology - 2.1%
Amgen, Inc. (a)	219,203	10,854,933
Biogen Idec, Inc. (a)(d)	63,018	3,303,404
Celgene Corp. (a)	97,407	4,324,871
Cephalon, Inc. (a)(d)	14,588	993,443
Genzyme Corp. (a)	57,528	3,416,588
Gilead Sciences, Inc. (a)	193,125	8,945,550
		31,838,789
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	130,138	6,665,668
Becton, Dickinson & Co.	50,819	3,417,070
Boston Scientific Corp. (a)	318,478	2,531,900
C.R. Bard, Inc. (d)	21,080	1,680,498
Covidien Ltd.	106,826	3,550,896
DENTSPLY International, Inc.	31,504	845,882
Hospira, Inc. (a)	33,842	1,044,364
Intuitive Surgical, Inc. (a)(d)	8,308	792,251
Medtronic, Inc.	237,067	6,986,364
St. Jude Medical, Inc. (a)	73,386	2,666,113
Stryker Corp.	50,440	1,716,978
Varian Medical Systems, Inc. (a)	26,371	802,733
Zimmer Holdings, Inc. (a)	47,242	1,724,333
		34,425,050
Health Care Providers & Services - 2.0%
Aetna, Inc.	96,143	2,339,159
AmerisourceBergen Corp. (d)	32,283	1,054,363
Cardinal Health, Inc.	76,404	2,405,198
CIGNA Corp.	57,461	1,010,739
Coventry Health Care, Inc. (a)	31,439	406,821
DaVita, Inc. (a)	22,027	968,087
Express Scripts, Inc. (a)	52,508	2,424,294
Humana, Inc. (a)	35,798	933,612
Laboratory Corp. of America Holdings (a)(d)	22,960	1,342,930
McKesson Corp.	58,053	2,034,177
Medco Health Solutions, Inc. (a)(d)	104,098	4,303,411
Patterson Companies, Inc. (a)(d)	19,392	365,733
Quest Diagnostics, Inc.	32,726	1,553,830
Tenet Healthcare Corp. (a)	88,054	102,143

	Shares	Value
UnitedHealth Group, Inc.	257,714	$ 5,393,954
WellPoint, Inc. (a)	105,660	4,011,910
		30,650,361
Health Care Technology - 0.1%
IMS Health, Inc.	38,500	480,095
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)	36,846	1,196,758
Millipore Corp. (a)	11,744	674,223
PerkinElmer, Inc.	24,630	314,525
Thermo Fisher Scientific, Inc. (a)(d)	88,652	3,162,217
Waters Corp. (a)	20,575	760,246
		6,107,969
Pharmaceuticals - 8.0%
Abbott Laboratories	327,625	15,627,713
Allergan, Inc.	65,193	3,113,618
Bristol-Myers Squibb Co.	419,661	9,198,969
Eli Lilly & Co.	214,363	7,161,868
Forest Laboratories, Inc. (a)	63,943	1,404,188
Johnson & Johnson	586,358	30,842,431
King Pharmaceuticals, Inc. (a)	52,257	369,457
Merck & Co., Inc.	446,841	11,952,997
Mylan, Inc. (a)(d)	64,598	866,259
Pfizer, Inc.	1,430,016	19,476,818
Schering-Plough Corp.	344,804	8,120,134
Watson Pharmaceuticals, Inc. (a)(d)	22,181	690,051
Wyeth	282,264	12,148,643
		120,973,146
TOTAL HEALTH CARE		224,475,410
INDUSTRIALS - 9.4%
Aerospace & Defense - 2.5%
General Dynamics Corp.	81,847	3,404,017
Goodrich Corp.	26,239	994,196
Honeywell International, Inc.	155,860	4,342,260
L-3 Communications Holdings, Inc.	25,140	1,704,492
Lockheed Martin Corp.	70,391	4,859,091
Northrop Grumman Corp.	69,363	3,027,001
Precision Castparts Corp.	29,667	1,777,053
Raytheon Co.	84,826	3,303,124
Rockwell Collins, Inc.	33,519	1,094,060
The Boeing Co.	153,941	5,477,221
United Technologies Corp.	199,769	8,586,072
		38,568,587
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	36,085	1,645,837
Expeditors International of Washington, Inc.	44,969	1,272,173
FedEx Corp.	65,995	2,936,118
United Parcel Service, Inc. Class B	211,036	10,387,192
		16,241,320
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.1%
Southwest Airlines Co. (d)	156,913	$ 993,259
Building Products - 0.0%
Masco Corp.	76,215	531,981
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	23,900	533,926
Cintas Corp.	27,857	688,625
Iron Mountain, Inc. (a)(d)	38,079	844,211
Pitney Bowes, Inc.	43,741	1,021,352
R.R. Donnelley & Sons Co.	43,505	318,892
Republic Services, Inc.	68,258	1,170,625
Stericycle, Inc. (a)	18,081	863,006
Waste Management, Inc.	104,191	2,667,290
		8,107,927
Construction & Engineering - 0.2%
Fluor Corp.	38,484	1,329,622
Jacobs Engineering Group, Inc. (a)(d)	26,094	1,008,794
		2,338,416
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	35,428	916,168
Emerson Electric Co.	160,070	4,574,801
Rockwell Automation, Inc. (d)	30,058	656,467
		6,147,436
Industrial Conglomerates - 2.0%
3M Co.	147,086	7,313,116
General Electric Co.	2,238,839	22,634,662
Textron, Inc. (d)	51,506	295,644
		30,243,422
Machinery - 1.5%
Caterpillar, Inc.	127,525	3,565,599
Cummins, Inc.	42,687	1,086,384
Danaher Corp.	54,052	2,930,699
Deere & Co.	89,608	2,945,415
Dover Corp.	39,435	1,040,295
Eaton Corp.	35,023	1,290,948
Flowserve Corp.	11,855	665,303
Illinois Tool Works, Inc.	81,485	2,513,812
Ingersoll-Rand Co. Ltd. Class A	67,600	932,880
ITT Corp.	38,542	1,482,711
Manitowoc Co., Inc.	27,637	90,373
PACCAR, Inc. (d)	76,908	1,981,150
Pall Corp.	25,033	511,424
Parker Hannifin Corp.	34,062	1,157,427
		22,194,420
Professional Services - 0.1%
Dun & Bradstreet Corp.	11,317	871,409
Equifax, Inc.	26,814	655,602

	Shares	Value
Monster Worldwide, Inc. (a)(d)	27,128	$ 221,093
Robert Half International, Inc. (d)	32,089	572,147
		2,320,251
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	59,001	3,548,910
CSX Corp.	84,643	2,188,022
Norfolk Southern Corp.	77,691	2,622,071
Ryder System, Inc.	11,795	333,916
Union Pacific Corp.	106,678	4,385,533
		13,078,452
Trading Companies & Distributors - 0.1%
Fastenal Co.	27,395	880,886
W.W. Grainger, Inc. (d)	13,489	946,658
		1,827,544
TOTAL INDUSTRIALS		142,593,015
INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 2.9%
Ciena Corp. (a)(d)	19,223	149,555
Cisco Systems, Inc. (a)	1,237,463	20,752,255
Corning, Inc. (d)	329,670	4,374,721
Harris Corp.	28,328	819,812
JDS Uniphase Corp. (a)	45,607	148,223
Juniper Networks, Inc. (a)(d)	110,694	1,667,052
Motorola, Inc. (d)	482,638	2,041,559
QUALCOMM, Inc.	349,688	13,606,360
Tellabs, Inc. (a)	83,883	384,184
		43,943,721
Computers & Peripherals - 5.0%
Apple, Inc. (a)	188,800	19,846,656
Dell, Inc. (a)	366,880	3,478,022
EMC Corp. (a)(d)	426,523	4,862,362
Hewlett-Packard Co.	508,088	16,289,301
International Business Machines Corp.	284,439	27,559,295
Lexmark International, Inc. Class A (a)	16,489	278,169
NetApp, Inc. (a)	70,118	1,040,551
QLogic Corp. (a)(d)	25,703	285,817
SanDisk Corp. (a)(d)	47,944	606,492
Sun Microsystems, Inc. (a)	157,879	1,155,674
Teradata Corp. (a)	36,689	595,096
		75,997,435
Electronic Equipment & Components - 0.3%
Agilent Technologies, Inc. (a)(d)	74,621	1,146,925
Amphenol Corp. Class A	36,292	1,033,959
FLIR Systems, Inc. (a)	31,970	654,746
Jabil Circuit, Inc. (d)	45,335	252,063
Molex, Inc.	29,380	403,681
Tyco Electronics Ltd.	97,100	1,071,984
		4,563,358
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)(d)	36,145	701,213
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
eBay, Inc. (a)	228,474	$ 2,869,633
Google, Inc. Class A (sub. vtg.) (a)	50,801	17,681,796
VeriSign, Inc. (a)(d)	40,774	769,405
Yahoo!, Inc. (a)	295,574	3,786,303
		25,808,350
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)(d)	20,683	990,509
Automatic Data Processing, Inc. (d)	107,038	3,763,456
Cognizant Technology Solutions Corp. Class A (a)	61,854	1,285,945
Computer Sciences Corp. (a)	32,118	1,183,227
Convergys Corp. (a)	25,906	209,320
Fidelity National Information Services, Inc.	40,476	736,663
Fiserv, Inc. (a)(d)	33,072	1,205,805
MasterCard, Inc. Class A	15,358	2,572,158
Paychex, Inc.	68,080	1,747,614
The Western Union Co.	150,521	1,892,049
Total System Services, Inc.	41,822	577,562
		16,164,308
Office Electronics - 0.1%
Xerox Corp.	183,337	834,183
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)(d)	118,690	362,005
Altera Corp.	62,178	1,091,224
Analog Devices, Inc.	61,741	1,189,749
Applied Materials, Inc. (d)	281,825	3,029,619
Broadcom Corp. Class A (a)(d)	90,192	1,802,036
Intel Corp.	1,179,159	17,746,343
KLA-Tencor Corp. (d)	36,009	720,180
Linear Technology Corp. (d)	47,035	1,080,864
LSI Corp. (a)(d)	137,407	417,717
MEMC Electronic Materials, Inc. (a)	47,377	781,247
Microchip Technology, Inc. (d)	38,612	818,188
Micron Technology, Inc. (a)(d)	161,926	657,420
National Semiconductor Corp. (d)	41,333	424,490
Novellus Systems, Inc. (a)	20,580	342,245
NVIDIA Corp. (a)(d)	113,859	1,122,650
Teradyne, Inc. (a)	36,612	160,361
Texas Instruments, Inc.	270,633	4,468,151
Xilinx, Inc.	58,112	1,113,426
		37,327,915
Software - 3.9%
Adobe Systems, Inc. (a)	111,097	2,376,365
Autodesk, Inc. (a)	47,974	806,443
BMC Software, Inc. (a)	39,145	1,291,785
CA, Inc.	83,601	1,472,214
Citrix Systems, Inc. (a)(d)	38,185	864,508

	Shares	Value
Compuware Corp. (a)	52,282	$ 344,538
Electronic Arts, Inc. (a)	68,227	1,241,049
Intuit, Inc. (a)	68,100	1,838,700
McAfee, Inc. (a)(d)	32,670	1,094,445
Microsoft Corp.	1,620,948	29,776,815
Novell, Inc. (a)	73,011	311,027
Oracle Corp.	813,050	14,691,814
Salesforce.com, Inc. (a)(d)	22,407	733,381
Symantec Corp. (a)(d)	174,051	2,600,322
		59,443,406
TOTAL INFORMATION TECHNOLOGY		264,082,676
MATERIALS - 3.2%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	44,447	2,500,144
CF Industries Holdings, Inc.	10,259	729,723
Dow Chemical Co.	195,964	1,651,977
E.I. du Pont de Nemours & Co. (d)	191,339	4,272,600
Eastman Chemical Co.	15,380	412,184
Ecolab, Inc.	35,552	1,234,721
International Flavors & Fragrances, Inc.	16,684	508,195
Monsanto Co.	116,164	9,653,228
PPG Industries, Inc.	34,818	1,284,784
Praxair, Inc.	65,103	4,380,781
Rohm & Haas Co.	26,485	2,088,077
Sigma Aldrich Corp. (d)	25,892	978,459
		29,694,873
Construction Materials - 0.1%
Vulcan Materials Co. (d)	23,397	1,036,253
Containers & Packaging - 0.2%
Ball Corp.	19,881	862,835
Bemis Co., Inc.	21,173	443,998
Owens-Illinois, Inc. (a)	35,436	511,696
Pactiv Corp. (a)	27,884	406,828
Sealed Air Corp.	33,470	461,886
		2,687,243
Metals & Mining - 0.9%
AK Steel Holding Corp.	23,513	167,413
Alcoa, Inc.	201,470	1,478,790
Allegheny Technologies, Inc. (d)	20,661	453,096
Freeport-McMoRan Copper & Gold, Inc. Class B	87,275	3,326,050
Newmont Mining Corp.	103,711	4,642,104
Nucor Corp.	66,575	2,541,168
Titanium Metals Corp.	18,044	98,701
United States Steel Corp. (d)	24,634	520,516
		13,227,838
Paper & Forest Products - 0.1%
International Paper Co.	90,688	638,444
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
MeadWestvaco Corp. (d)	36,213	$ 434,194
Weyerhaeuser Co. (d)	44,781	1,234,612
		2,307,250
TOTAL MATERIALS		48,953,457
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	1,249,397	31,484,804
CenturyTel, Inc.	21,268	598,056
Embarq Corp.	30,228	1,144,130
Frontier Communications Corp.	65,999	473,873
Qwest Communications International, Inc. (d)	311,555	1,065,518
Verizon Communications, Inc.	602,209	18,186,712
Windstream Corp.	93,514	753,723
		53,706,816
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	84,186	2,561,780
Sprint Nextel Corp. (a)	607,380	2,168,347
		4,730,127
TOTAL TELECOMMUNICATION SERVICES		58,436,943
UTILITIES - 4.2%
Electric Utilities - 2.4%
Allegheny Energy, Inc.	35,916	832,174
American Electric Power Co., Inc.	86,088	2,174,583
Duke Energy Corp. (d)	271,608	3,889,427
Edison International	69,073	1,989,993
Entergy Corp.	40,164	2,734,767
Exelon Corp.	139,549	6,334,129
FirstEnergy Corp.	64,626	2,494,564
FPL Group, Inc. (d)	86,698	4,398,190
Northeast Utilities	36,507	788,186
Pepco Holdings, Inc.	46,453	579,733
Pinnacle West Capital Corp.	21,410	568,650
PPL Corp.	79,568	2,284,397
Progress Energy, Inc.	58,425	2,118,491
Southern Co. (d)	164,858	5,047,952
		36,235,236
Gas Utilities - 0.2%
EQT Corp.	27,743	869,188
Nicor, Inc.	9,582	318,410
Questar Corp. (d)	36,804	1,083,142
		2,270,740
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	141,240	820,604

	Shares	Value
Constellation Energy Group, Inc.	42,216	$ 872,183
Dynegy, Inc. Class A (a)	107,316	151,316
		1,844,103
Multi-Utilities - 1.5%
Ameren Corp.	45,055	1,044,825
CenterPoint Energy, Inc.	73,651	768,180
CMS Energy Corp. (d)	48,045	568,853
Consolidated Edison, Inc.	58,057	2,299,638
Dominion Resources, Inc.	123,700	3,833,463
DTE Energy Co.	34,611	958,725
Integrys Energy Group, Inc.	16,203	421,926
NiSource, Inc.	58,154	569,909
PG&E Corp.	77,543	2,963,693
Public Service Enterprise Group, Inc.	107,273	3,161,335
SCANA Corp.	25,691	793,595
Sempra Energy	51,607	2,386,308
TECO Energy, Inc.	45,142	503,333
Wisconsin Energy Corp.	24,787	1,020,481
Xcel Energy, Inc.	96,296	1,793,994
		23,088,258
TOTAL UTILITIES		63,438,337
TOTAL COMMON STOCKS (Cost $1,396,404,024)		1,468,666,921
U.S. Treasury Obligations - 0.4%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.26% to 1.56% 4/2/09 to 10/22/09 (e) (Cost $5,892,899)	$ 5,900,000	5,894,478
Money Market Funds - 11.5%
	Shares
Fidelity Cash Central Fund, 0.52% (b)	32,410,168	32,410,168
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	141,810,386	141,810,386
TOTAL MONEY MARKET FUNDS (Cost $174,220,554)		174,220,554
TOTAL INVESTMENT PORTFOLIO - 109.2% (Cost $1,576,517,477)	1,648,781,953
NET OTHER ASSETS - (9.2)%	(138,344,517)
NET ASSETS - 100%	$ 1,510,437,436
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
210 CME S&P 500 Index Contracts	June 2009	$ 41,727,000	$ 1,626,063

The face value of futures purchased as a percentage of net assets - 2.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,194,494.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 68,689
Fidelity Securities Lending Cash Central Fund	255,175
Total	$ 323,864
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,648,781,953	$ 1,642,887,475	$ 5,894,478	$ -
Other Financial Instruments*	$ 1,626,063	$ 1,626,063	$ -	$ -
*Other financial instruments include Futures Contracts.
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,582,439,573. Net unrealized appreciation aggregated $66,342,380, of which $524,429,153 related to appreciated investment securities and $458,086,773 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 29, 2009